--------------------------------------------------------------------------------
                                SAMCO FUNDS, INC.
--------------------------------------------------------------------------------


                SAMCO Aggregate Fixed Income Fund Class A Shares
               SAMCO Intermediate Fixed Income Fund Class A Shares

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2000

SAMCO FUNDS, INC.

PRESIDENT'S LETTER

--------------------------------------------------------------------------------




                                                      June 23, 2000

Dear Shareholder:

We are pleased to provide you with information about the SAMCO Funds, Inc. for the period ended April 30, 2000.

We greatly appreciate your participation in the Fund. We welcome the opportunity to discuss the objectives and results of the Fund.

Sincerely,

/s/ Christina Seix                            /s/ John Talty
------------------------------               --------------------------------

Christina Seix, Chairman                           John Talty, President

SAMCO FUNDS, INC.

TABLE OF CONTENTS
--------------------------------------------------------------------------------



Portfolio of Investments
       SAMCO Aggregate Fixed Income Fund ...........................   1
       SAMCO Intermediate Fixed Income Fund ........................   6

Statements of Assets and Liabilities ...............................   9

Statements of Operations ...........................................  10

Statements of Changes in Net Assets ................................  11

Financial Highlights ...............................................  12

Notes to Financial Statements ......................................  14

SAMCO FUNDS, INC.


SAMCO AGGREGATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)                                      COUPON
APRIL 30, 2000                                                             RATE     MATURITY        PAR/FACE          VALUE (a)
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS: 62.8%
U.S. TREASURY OBLIGATIONS: 13.0%
U.S. Treasury Note                                                         5.625%  05/15/2008    $  1,280,000     $    1,216,401
U.S. Treasury Note                                                         5.750%  08/15/2003       1,015,000            989,308
U.S. Treasury Note                                                         5.875%  11/15/2004          15,000             14,606
U.S. Treasury Note                                                         6.500%  03/31/2002         205,000            204,231
U.S. Treasury Note                                                         7.000%  07/15/2006         295,000            301,822
U.S. Treasury Bond                                                         6.500%  02/15/2010         150,000            153,000
U.S. Treasury Bond                                                         6.625%  02/15/2027       1,530,000          1,612,716
U.S. Treasury Bond                                                         8.875%  02/15/2019       1,570,000          2,006,656
U.S. Treasury Bond                                                         9.250%  02/15/2016         650,000            837,079
                                                                                                                  ----------------
                                                                                                                       7,335,819
                                                                                                                  ----------------
U.S. GOVERNMENT AGENCY OBLIGATIONS AND PASS-THROUGH CERTIFICATES: 47.8%
FHLMC                                                                      6.500%  06/01/2029         304,211            284,331
FHLMC                                                                      7.500%  05/01/2007         620,000            616,528
FHLMC                                                                      8.500%  03/01/2020          15,071             15,317
FHLMC (TBA)                                                                6.500%  06/19/2015         770,000            736,794
FHLMC Gold                                                                 6.500%  06/01/2013         688,418            660,184
FNMA                                                                       6.500%  09/01/2024         561,713            527,576
FNMA                                                                       6.500%  02/01/2029         294,203            274,850
FNMA                                                                       6.500%  04/01/2029         971,813            907,298
FNMA                                                                       6.500%  05/01/2029         391,300            365,323
FNMA                                                                       6.500%  06/01/2029          63,952             59,706
FNMA                                                                       6.500%  08/01/2029         999,368            933,024
FNMA                                                                       6.500%  04/01/2030         609,999            569,190
FNMA                                                                       7.500%  02/01/2030       1,179,382          1,154,995
FNMA                                                                       7.500%  04/01/2030       1,110,000          1,086,024
FNMA                                                                       9.500%  05/01/2018          78,523             82,682
FNMA (TBA)                                                                 6.000%  06/01/2014         860,000            804,638
FNMA (TBA)                                                                 6.000%  05/01/2029         220,000            199,100
FNMA (TBA)                                                                 6.500%  06/21/2014         960,000            918,000
FNMA (TBA)                                                                 6.500%  05/01/2030       1,155,000          1,077,398
FNMA (TBA)                                                                 7.000%  05/17/2029       3,365,000          3,217,781
FNMA (TBA)                                                                 7.000%  06/01/2029       4,265,000          4,074,406
FNMA (TBA)                                                                 7.500%  05/01/2029       1,960,000          1,917,125
FNMA (TBA)                                                                 8.000%  06/01/2030         700,000            697,593
FNMA Global Bond                                                           6.625%  09/15/2009       1,545,000          1,471,895
FNMA Global Bond                                                           7.125%  01/15/2030         565,000            557,739
GNMA                                                                       7.500%  04/15/2029         677,050            666,036
GNMA                                                                       9.000%  02/15/2030          49,950             51,670
GNMA                                                                       9.000%  03/15/2030         150,551            155,659
GNMA (TBA)                                                                 6.500%  05/01/2029         550,000            515,281
GNMA (TBA)                                                                 7.500%  06/01/2030       1,655,000          1,624,485
Resolution Funding Corp. - Interest Strip * #                              6.590%  10/15/2013         835,582            819,298
                                                                                                                  ----------------
                                                                                                                      27,041,926
                                                                                                                  ----------------
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS: 2.0%
FHLMC, Ser. 1944, Class GB                                                 7.500%  04/17/2024         155,000             152,245
FHLMC, Ser. 2211, Class PB                                                 7.000%  02/15/2020         355,000             349,725
FNMA, Ser. 1997-15, Class B                                                7.500%  07/18/2025         285,000             280,727
FNMA, Ser. 1999-60, Class PB                                               7.000%  06/25/2000         380,000             374,874
                                                                                                                  ----------------
                                                                                                                        1,157,571
                                                                                                                  ----------------

  TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST - $35,819,352)                                                      35,535,316
                                                                                                                  ----------------

                                        1

SAMCO FUNDS, INC.


SAMCO AGGREGATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)                  COUPON
APRIL 30, 2000                                                    RATE     MATURITY        PAR/FACE          VALUE (A)
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS: 28.9%
AEROSPACE & DEFENSE: 1.4%
Air 2 US, Ser. C (144A)                                          10.127%    10/01/2020   $      660,000     $    669,709
Lockheed Martin Corp.                                             8.500%    12/01/2029          110,000          108,146
                                                                                                             -----------
                                                                                                                 777,855
                                                                                                             -----------

AIRLINES: 1.5%
American Airlines, Ser. 1991-A                                    9.710%    01/02/2007          138,045          139,989
Northwest Airlines Corp., Ser. 1999-2B                            7.950%    03/01/2015          208,872          196,977
Northwest Airlines Corp., Ser. 1999-2C                            8.304%    09/01/2010          493,663          471,828
Northwest Airlines Corp., Ser. 1999-3, Class C                    9.152%    04/01/2010           10,000            9,784
                                                                                                             -----------
                                                                                                                 818,578
                                                                                                             -----------

AUTOMOTIVE: 1.9%
Chrysler Corp.                                                    7.450%    03/01/2027          160,000          152,964
DaimlerChrysler North America Holding Corp.                       6.630%    09/21/2001          545,000          537,699
General Motors Acceptance Corp., Ser. 1 (FRN) (MTN)               6.260%    07/30/2001          390,000          390,624
                                                                                                             -----------
                                                                                                               1,081,287
                                                                                                             -----------

BANKING: 7.7%
African Development Bank - Yankee                                 8.800%    09/01/2019           50,000           55,529
Aristar, Inc.                                                     7.750%    06/15/2001          325,000          326,126
Bank of America Corp.                                             6.068%    09/11/2001          500,000          499,124
Bank One Corp., Ser. B (FRN) (MTN)                                6.351%    12/20/2001          470,000          468,919
BCI US Funding Trust I (FRN) (144A)                               8.010%    12/29/2049          360,000          316,141
Chase Manhattan Corp., Ser. C (FRN) (MTN)                         6.123%    01/03/2002          450,000          449,888
Citicorp                                                          8.000%    02/01/2003          225,000          226,291
Continental Bank N.A., Ser. XW                                   12.500%    04/01/2001          500,000          522,590
Fleet National Bank                                               6.395%    07/31/2001          425,000          424,406
HSBC Capital Funding LP, Ser. 2 (FRN) (144A)                     10.176%    12/31/2049          225,000          223,067
Husky Terra Nova Finance                                          8.450%    02/01/2012          585,000          580,591
International Bank for Reconstruction & Development - Yankee      9.250%    07/15/2017          115,000          135,705
Royal Bank of Scotland plc, Ser. 2                                8.817%    03/31/2049          140,000          140,155
                                                                                                             -----------
                                                                                                               4,368,532
                                                                                                             -----------

COMMERCIAL SERVICES: 0.3%
ERAC USA Finance Co. (144A)                                       8.250%    05/01/2005          165,000          162,619
                                                                                                             -----------

COMMUNICATIONS: 0.6%
Cable & Wireless Communications                                   6.750%    12/01/2008          350,000          345,665
                                                                                                             -----------

COMPUTER SOFTWARE & PROCESSING: 0.4%
Comdisco, Inc. (FRN)                                              6.130%    08/01/2001          250,000          244,393
                                                                                                             -----------

ELECTRIC UTILITIES: 2.2%
Edison International, Inc.                                        6.875%    09/15/2004          290,000          279,177
Edison Mission Energy Funding, Ser. B (144A)                      7.330%    09/15/2008          195,000          186,911
Great Lakes Power                                                 8.300%    03/01/2005          190,000          185,782
PG&E Gas Transmission Northwest Corp.                             7.100%    06/01/2005          165,000          161,406
RGS (AEGCO) Funding Corp., Ser. E                                 9.810%    12/07/2021          119,922          132,940
Sithe/Independence Funding Corp., Ser. A                          9.000%    12/30/2013          220,000          232,335
Southern Energy (144A)                                            7.900%    07/15/2009           70,000           64,296
                                                                                                             -----------
                                                                                                               1,242,847
                                                                                                             -----------

FINANCIAL SERVICES: 3.7%
Abbey National Capital Trust I (FRN)                              8.963%    12/29/2049          390,000          377,708
Beneficial Corp., Ser. H (FRN) (MTN)                              6.281%    12/05/2001          400,000          400,200
Case Credit Corp.                                                 6.150%    03/01/2002          175,000          168,914
CIT Group, Inc.                                                   7.375%    03/15/2003          320,000          317,465
Morgan Stanley Dean Witter & Co.                                  7.125%    01/15/2003          435,000          429,799
Ras Laffin-Lincs, Ser. 1997-11 (FRN) (144A)                       7.850%    03/18/2014          235,000          234,396
Salomon Smith Barney, Inc.                                        6.750%    02/15/2003          185,000          180,687
                                                                                                             -----------
                                                                                                               2,109,169
                                                                                                             -----------

                                        2

SAMCO FUNDS, INC.


SAMCO AGGREGATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)               COUPON
APRIL 30, 2000                                                  RATE         MATURITY         PAR/FACE               VALUE (a)
------------------------------------------------------------------------------------------------------------------------------
HEAVY CONSTRUCTION: 0.1%
Centex Corp.                                                   7.375%        06/01/2005       $   70,000     $        65,910
                                                                                                             ---------------

HEAVY MACHINERY: 1.1%
Cummins Engine Co., Inc.                                       5.650%        03/01/2066          400,000             248,065
UNOVA, Inc.                                                    6.875%        03/15/2005          395,000             343,606
                                                                                                             ---------------
                                                                                                                     591,671
                                                                                                             ---------------

INDUSTRIAL - DIVERSIFIED: 0.2%
Eaton Corp.                                                    6.950%        11/15/2004          135,000             130,892
                                                                                                             ---------------

INSURANCE: 2.1%
Anthem Insurance Companies, Inc. (144A)                        9.000%        04/01/2027          205,000             188,500
Farmers Exchange Capital (144A)                                7.050%        07/15/2028          140,000             113,212
Florida Windstorm Underwriting Association (144A)              6.500%        08/25/2002          300,000             292,208
Lumbermens Mutual Casualty (144A)                              8.300%        12/01/2037          440,000             359,580
URC Holdings Corp. (144A)                                      7.875%        06/30/2006          250,000             249,658
                                                                                                             ---------------
                                                                                                                   1,203,158
                                                                                                             ---------------

METALS: 0.4%
Scotia Pacific Co. LLC, Ser. B, Class A-2                      7.110%        01/20/2014          300,000             249,464
                                                                                                             ---------------

OIL & GAS: 1.8%
EdperBrascan Corp.                                             7.125%        12/16/2003          180,000             172,842
Kern River Funding Corp., Ser. B (144A)                        6.720%        09/30/2001          435,000             430,220
ONEOK, Inc. (144A)                                             7.750%        03/01/2005          255,000             253,007
Yosemite Securities Trust I (144A)                             8.250%        11/15/2004          145,000             143,109
                                                                                                             ---------------
                                                                                                                     999,178
                                                                                                             ---------------

PHARMACEUTICALS: 1.1%
Lilly Del Mar, Inc. (FRN) (144A)                               7.717%        08/01/2029          605,000             600,532
                                                                                                             ---------------

REAL ESTATE: 0.1%
Nationwide Health Properties, Inc., Ser. B (REIT) (MTN)        7.670%        04/18/2003           70,000              66,740
                                                                                                             ---------------

TELEPHONE SYSTEMS: 0.9%
BellSouth Capital Funding                                      7.875%        02/15/2030          115,000             115,630
Sprint Capital Corp.                                           6.875%        11/15/2028          120,000             104,008
Telecom New Zealand Finance (144A)                             6.250%        02/10/2003          280,000             270,839
                                                                                                             ---------------
                                                                                                                     490,477
                                                                                                             ---------------

TRANSPORTATION: 1.4%
CSX Corp.                                                      7.950%        05/01/2027          145,000             137,003
Union Pacific Corp.                                            6.625%        02/01/2029          105,000              85,197
Windsor Petroleum (144A)                                       7.840%        01/15/2021          690,000             559,814
                                                                                                             ---------------
                                                                                                                     782,014
                                                                                                             ---------------


  TOTAL CORPORATE OBLIGATIONS (COST - $16,609,561)                                                                16,330,981
                                                                                                             ---------------

SOVEREIGN DEBT OBLIGATIONS: 0.9%
CANADA: 0.9%
Province of New Brunswick                                      9.750%        05/15/2020          120,000             147,232
Province of Ontario                                            7.750%        06/04/2002          150,000             151,040
Province of Quebec                                             7.500%        09/15/2029          210,000             204,871
                                                                                                             ---------------
  TOTAL SOVEREIGN DEBT OBLIGATIONS (COST - $503,530)                                                                 503,143
                                                                                                             ---------------

PREFERRED STOCKS: 2.1%                                                                        SHARES
                                                                                             ----------
Centaur Funding Corp., Ser. B (144A)                           9.080%                                425             443,594
Duke-Weeks Realty Corp. (REIT)                                 7.990% (b)                          6,650             293,847
Placer Dome Inc., Ser. A                                       8.625%                             14,900             258,888
SPG Properties, Inc. (REIT)                                    7.890% (c )                         4,095             182,228
                                                                                                             ---------------
  TOTAL PREFERRED STOCKS (COST - $1,206,999)                                                                       1,178,557
                                                                                                             ---------------


                                        3

SAMCO FUNDS, INC.


SAMCO AGGREGATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                          COUPON
APRIL 30, 2000                                                             RATE          MATURITY       PAR/FACE        VALUE (a)
---------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.5%
Discover Card Master Trust I, Ser. 1997-2, Class A (FRN)                  6.792%        04/16/2010  $  278,471      $    270,930
Residential Funding Mortgage Securities I, Ser. 1997-S14, Class A6        7.250%        10/25/2027     720,000           690,939
Washington Mutual, Ser. 2000-1, Class A1 (FRN)                            6.403%        07/25/2024     468,455           464,909
                                                                                                                     -----------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST - $1,432,503)                                                        1,426,778
                                                                                                                     -----------

ASSET-BACKED SECURITIES: 27.6%
AFC Home Equity Loan Trust, Ser. 1999-1, Class 2A1 (FRN)                  6.259%        02/24/2029     254,069           254,578
American Express Master Trust, Ser. 1996-2, Class A (FRN)                 6.005%        08/15/2002     360,000           359,996
AT&T Universal Card Master Trust, Ser. 1996-3, Class A (FRN)              6.273%        09/17/2003     360,000           360,108
BA Master Credit Card Trust, Ser. 1996-A, Class A (FRN)                   6.015%        08/15/2003     400,000           400,028
Capital Auto Receivables Asset Trust, Ser. 2000-1, Class A4               7.000%        01/15/2005     465,000           462,815
Champion Home Equity Loan Trust, Ser. 1999-1, Class A (FRN)               6.139%        03/25/2029      30,631            30,420
Chase Credit Card Master Trust, Ser. 1998-6, Class A (FRN)                6.390%        09/15/2004     475,000           476,306
Chase Credit Card Master Trust, Ser. 1999-3, Class B                      6.950%        01/15/2007     285,000           278,300
Chase Credit Card Master Trust, Ser. 2000-2, Class B (FRN)                6.420%        07/15/2005     475,000           475,494
Citibank Credit Card Master Trust I, Ser. 1999-3, Class A (FRN)           6.220%        03/15/2004     485,000           485,194
Contimortgage Home Equity Loan Trust, Ser. 1997-5, Class A6               6.870%        03/15/2024     560,000           532,185
Countrywide Home Equity Loan Trust, Ser. 1997-C, Class A (FRN)            6.065%        09/15/2022     187,761           187,457
Countrywide Home Equity Loan Trust, Ser. 1998, Class A                    6.194%        03/15/2024     318,800           318,264
Countrywide Home Equity Loan Trust, Ser. 2000-A, Class A2 (FRN)           6.410%        05/15/2026     300,000           299,310
DaimlerChrysler Auto Trust, Ser. 2000-A, Class A3                         7.090%        12/06/2003     500,000           498,050
Discover Card Master Trust I, Ser. 1996-1, Class A (FRN)                  6.055%        07/16/2003     365,000           365,022
Discover Card Master Trust I, Ser. 1999-3, Class A (FRN)                  6.240%        09/15/2004     710,000           709,922
Discover Card Master Trust I, Ser. 1999-4, Class A                        5.650%        11/16/2004     360,000           348,156
Discover Card MasterTrust I, Ser. 1997-1, Class A (FRN)                   6.220%        02/16/2005     450,000           449,753
Discover Card MasterTrust I, Ser. 1997-4, Class A (FRN)                   6.200%        04/16/2003     325,000           324,799
EQCC Home Equity Loan Trust, Ser. 1998-4, Class A1F (FRN)                 6.570%        01/15/2029     494,705           498,841
First Chicago Master Trust II, Ser. 1996-Q, Class A (FRN)                 6.015%        04/15/2003     500,000           500,055
First Chicago Master Trust II, Ser. 1998-V, Class A (FRN)                 6.410%        10/15/2003     470,000           470,362
First Chicago Master Trust II, Ser. 1999-W, Class A (FRN)                 5.995%        03/15/2004     480,000           479,947
First National Bank of Chicago, Ser. 1993-A                               8.080%        01/05/2018     200,000           203,780
First Union Master Credit Card Trust, Ser. 1996-1, Class A (FRN)          6.055%        09/15/2003     365,000           365,051
First USA Credit Card Master Trust, Ser. 1994-8, Class A (FRN)            5.692%        06/15/2004     465,000           465,791
Fleet Credit Card Master Trust II, Ser. 2000-A, Class A (FRN)             6.134%        07/15/2005     200,000           200,066
Fleet Credit Card Master Trust, Ser. 1995-F, Class A2 (FRN)               6.075%        08/01/2003     320,000           319,984
Ford Credit Auto Owner Trust, Ser. 2000-A, Class A4                       7.090%        11/17/2003     800,000           797,250
GS Mortgage Securities Corp. II, Ser. 2000-1, Class A                     6.530%        03/15/2023     475,000           475,095
Household Affinity Credit Card Master Trust I, Ser. 1995-1, Class A (FRN) 6.280%        02/15/2002      23,333            23,328
MBNA Master Credit Card Trust, Ser. 1996-H, Class A (FRN)                 6.196%        01/15/2004     360,000           359,950
MBNA Master Credit Card Trust, Ser. 1997-N, Class A (FRN)                 6.166%        11/15/2002      40,000            39,993
Merrill Lynch Home Equity Loan, Ser. 1997-1, Class A (FRN)                5.994%        09/25/2027     409,883           408,104
Olympic Automobile Receivables Trust, Ser. 1997-A, Class A5               6.800%        02/15/2005     500,000           497,840
Pemex Finance Ltd., Ser. 2000-1, Class A1 (144A)                          9.030%        02/15/2011     105,000           106,962
Providian Master Trust, Ser. 1997-3, Class A (FRN)                        5.995%        12/15/2005     420,000           419,920
UCFC Home Equity Loan, Ser. 1997-A1, Class A6                             7.435%        11/15/2024     190,000           187,961
UCFC Home Equity Loan, Ser. 1997-C, Class A7                              6.845%        01/15/2029     380,000           366,309
UCFC Home Equity Loan, Ser. 1997-D, Class A5                              6.755%        11/15/2023     390,000           374,903
Union Acceptance Corp., Ser.1999-D, Class A2                              6.450%        01/08/2003     270,000           269,471
WFS Financial Owner Trust, Ser. 1998-C, Class A2                          5.524%        08/20/2001     154,120           154,027
                                                                                                                     -----------
  TOTAL ASSET-BACKED SECURITIES (COST - $15,635,227)                                                                  15,601,147
                                                                                                                     -----------

                                     4

SAMCO FUNDS, INC.


SAMCO AGGREGATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                        COUPON
APRIL 30, 2000                                                           RATE          MATURITY        PAR/FACE      VALUE (a)
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT: 3.7%
Investors Bank & Trust Company Repurchase Agreement, in
  the amount of $2,107,423; Issued 04/28/2000 (collateralized by
  $2,106,123 par of FNMA-ARM, 7.495% due 10/01/2024
  with a market value of $2,212,089) (Cost - $2,106,556)                 4.940%        05/01/2000   $  2,106,556  $    2,106,556
                                                                                                                   -------------

TOTAL INVESTMENTS: 128.5% (COST - $73,313,728)                                                                        72,682,478

LIABILITIES, NET OF OTHER ASSETS: (28.5%)                                                                            (16,115,819)
                                                                                                                   -------------

NET ASSETS: 100.0%
Applicable to 5,992,268 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                                                   $   56,566,659
                                                                                                                   =============

Net Assets Value, Offering and Redemption Price Per Share                                                         $         9.44
                                                                                                                   =============

Summary of Abbreviations
------------------------
(a)      See note 2 to the Financial Statements
(b) Coupon rate shown represents current rate. Rate will increase by 2.00% on 10/01/2012.
(c ) Coupon rate shown represents current rate. Rate will increase by 2.00% on 09/30/2012.
*        Coupon rate shown represents yield to maturity at date of purchase.
#        Face amount shown represents amortized cost.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2000, the aggregate value of the securities is $5,868,374 or 10.4% of the net assets.
ARM      Adjustable Rate Mortgage
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
FRN      Floating Rate Note
GNMA     Government National Mortgage Association
MTN      Medium-Term Note
REIT     Real Estate Investment Trust
TBA      To Be Announced - Security is subject to delayed delivery
Yankee U.S. dollar denominated security issued by a non-U.S. company in the U.S.



See Notes to the Financial Statements.           5

SAMCO FUNDS, INC.

SAMCO INTERMEDIATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)                                         COUPON
APRIL 30, 2000                                                                RATE     MATURITY      PAR/FACE        VALUE (a)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS: 33.3%
U.S. TREASURY OBLIGATIONS: 14.8%
U.S. Treasury Note                                                            5.750%   08/15/2003 $    155,000     $    151,077
U.S. Treasury Note                                                            5.875%   11/15/2004       30,000           29,212
U.S. Treasury Note                                                            6.375%   09/30/2001      205,000          204,103
U.S. Treasury Note                                                            7.000%   07/15/2006      350,000          358,094
U.S. Treasury Bond                                                            5.625%   05/15/2008      825,000          784,008
U.S. Treasury Bond                                                            6.500%   02/15/2010       65,000           66,300
                                                                                                                    -----------
                                                                                                                      1,592,794
                                                                                                                    -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS AND PASS-THROUGH CERTIFICATES: 15.0%
FHLMC Pool                                                                    7.500%   05/01/2007      210,000          208,824
FNMA Global Bond (MTN)                                                        6.320%   03/16/2009      160,000          147,455
FNMA Global Bond                                                              6.625%   09/15/2009      430,000          409,654
FNMA Pool                                                                     6.500%   04/01/2030      110,000          102,641
FNMA Pool                                                                     7.500%   02/01/2030      346,877          339,704
FNMA Pool                                                                     7.500%   04/01/2030      310,000          303,304
Overseas Private Investment Corp., Ser. 1998-946-1                            7.600%   12/15/2012      100,000           99,492
                                                                                                                    -----------
                                                                                                                      1,611,074
                                                                                                                    -----------
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS: 3.5%
FHLMC, Ser. 2211, Class PB                                                    7.000%   02/15/2020      100,000           98,514
FNMA, Ser. 1998-40, Class H                                                   6.250%   03/18/2027      183,423          173,332
FNMA, Ser. 1999-60, Class PB                                                  7.000%   06/25/2000      110,000          108,516
                                                                                                                    -----------
                                                                                                                        380,362
                                                                                                                    -----------

  TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST - $3,620,202)                                                      3,584,230
                                                                                                                    -----------

CORPORATE OBLIGATIONS: 30.1%
AEROSPACE & DEFENSE: 0.9%
Lockheed Martin Corp.                                                         7.950%   12/01/2005       95,000           93,591
                                                                                                                    -----------

AIRLINES: 2.1%
Delta Air Lines, Inc., Ser. 1992-A1                                           8.270%   09/23/2007       80,905           80,535
Northwest Airlines Corp., Ser. 1999-3, Class C                                9.152%   04/01/2010      100,000           97,840
Northwest Airlines Corp., Ser. 1999-3, Class G                                7.935%   04/01/2019       49,689           49,510
                                                                                                                    -----------
                                                                                                                        227,885
                                                                                                                    -----------
AUTOMOTIVE: 1.8%
DaimlerChrysler North America Holding Corp.                                   6.630%   09/21/2001      150,000          147,991
General Motors Acceptance Corp.                                               6.150%   04/05/2007       55,000           50,542
                                                                                                                    -----------
                                                                                                                        198,533
                                                                                                                    -----------
BANKING: 3.1%
Bank of America Corp.                                                         7.625%   04/15/2005      160,000          158,024
Continental Bank N.A., Ser. XW                                               12.500%   04/01/2001       95,000           99,292
First Union Corp.                                                             6.950%   11/01/2004       35,000           34,021
Royal Bank of Scotland plc, Ser. 2                                            8.817%   03/31/2049       40,000           40,044
                                                                                                                    -----------
                                                                                                                        331,381
                                                                                                                    -----------
COMMERCIAL SERVICES: 0.5%
ERAC USA Finance Co. (144A)                                                   8.250%   05/01/2005       50,000           49,278
                                                                                                                    -----------

ELECTRIC UTILITIES: 3.4%
Great Lakes Power                                                             8.300%   03/01/2005      165,000          161,337
Jersey Central Power & Light                                                  6.375%   05/01/2003       70,000           68,217
PG&E Gas Transmission Northwest Corp.                                         7.100%   06/01/2005       45,000           44,020
Sithe/Independence Funding Corp., Ser. A                                      9.000%   12/30/2013       65,000           68,645
Southern Energy (144A)                                                        7.900%   07/15/2009       30,000           27,555
                                                                                                                    -----------
                                                                                                                        369,774
                                                                                                                    -----------

                                        6

SAMCO FUNDS, INC.


SAMCO INTERMEDIATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                             COUPON
APRIL 30, 2000                                                                RATE     MATURITY         PAR/FACE      VALUE (a)
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES: 7.2%
Bear Stearns Co., Inc.                                                        6.450%  08/01/2002     $     150,000   $   145,678
CIT Group, Inc.                                                               7.375%  03/15/2003           135,000       133,931
CIT Group, Inc.                                                               7.125%  10/15/2004           175,000       170,229
Household Finance Corp. (MTN)                                                 6.125%  07/15/2002            90,000        87,221
Morgan Stanley Dean Witter & Co.                                              7.125%  01/15/2003           175,000       172,908
Ras Laffin-Lincs, Ser. 1997-11 (FRN) (144A)                                   7.850%  03/18/2014            70,000        69,820
                                                                                                                      ----------
                                                                                                                         779,787
                                                                                                                      ----------
HEAVY MACHINERY: 0.6%
UNOVA, Inc.                                                                   6.875%  03/15/2005            70,000        60,892
                                                                                                                      ----------

INDUSTRIAL - DIVERSIFIED: 0.8%
Eaton Corp.                                                                   6.950%  11/15/2004            90,000        87,261
                                                                                                                      ----------

INSURANCE: 2.7%
Allstate Corp.                                                                7.875%  05/01/2005           140,000       138,389
Progressive Corp.                                                             6.600%  01/15/2004            85,000        81,326
URC Holdings Corp. (144A)                                                     7.875%  06/30/2006            75,000        74,898
                                                                                                                      ----------
                                                                                                                         294,613
                                                                                                                      ----------
METALS: 1.1%
Scotia Pacific Co. LLC, Ser. B, Class A-1                                     6.550%  01/20/2007            73,821        69,174
Scotia Pacific Co. LLC, Ser. B, Class A-2                                     7.110%  01/20/2014            55,000        45,735
                                                                                                                      ----------
                                                                                                                         114,909
                                                                                                                      ----------
OIL & GAS: 3.3%
EdperBrascan Corp.                                                            7.125%  12/16/2003            40,000        38,409
Kern River Funding Corp., Ser. B (144A)                                       6.720%  09/30/2001           100,000        98,901
ONEOK, Inc. (144A)                                                            7.750%  03/01/2005            75,000        74,414
Tosco Trust, Ser. 2000-E (144A)                                               8.580%  03/01/2010           100,000        99,450
Yosemite Securities Trust I (144A)                                            8.250%  11/15/2004            40,000        39,478
                                                                                                                      ----------
                                                                                                                         350,652
                                                                                                                      ----------
TELEPHONE SYSTEMS: 1.6%
Vodafone AirTouch plc (144A)                                                  7.750%  02/15/2010           175,000       172,289
                                                                                                                      ----------

TRANSPORTATION: 1.0%
Windsor Petroleum (144A)                                                      7.840%  01/15/2021           130,000       105,472
                                                                                                                      ----------

  TOTAL CORPORATE OBLIGATIONS (COST - $3,277,775)                                                                      3,236,317
                                                                                                                      ----------

SOVEREIGN DEBT OBLIGATIONS: 1.2%
CANADA: 1.2%
Canada Mortgage & Housing                                                     7.200%  02/01/2005            90,000        89,269
Province of Ontario                                                           7.750%  06/04/2002            45,000        45,312
                                                                                                                      ----------
  TOTAL SOVEREIGN DEBT OBLIGATIONS (COST - $135,572)                                                                     134,581
                                                                                                                      ----------

PREFERRED STOCKS: 2.0%                                                                                    SHARES
                                                                                                         --------
Placer Dome Inc., Ser. A                                                      8.625%                         4,400        76,450
SPG Properties, Inc. (REIT)                                                   7.890% (b)                     3,100       137,950
                                                                                                                      ----------
  TOTAL PREFERRED STOCKS (COST - $214,351)                                                                               214,400
                                                                                                                      ----------

ASSET-BACKED SECURITIES: 28.7%                                                                           PAR/FACE
                                                                                                         --------
Capital Auto Receivables Asset Trust, Ser. 2000-1, Class A4                   7.000%  01/15/2005      $    130,000       129,389
Chase Credit Card Master Trust, Ser. 1999-3, Class B                          6.950%  01/15/2007           305,000       297,829
Citicorp Lease, Ser. 1999-1, Class A1 (144A)                                  7.220%  06/15/2005           100,000        98,525
Contimortgage Home Equity Loan Trust, Ser. 1996-2, Class A8                   7.900%  07/15/2027           225,000       223,357
Contimortgage Home Equity Loan Trust, Ser. 1997-5, Class A6                   6.870%  03/15/2024           155,000       147,301
Continental Airlines, Inc., Ser. 1999-2, Class A-1                            7.256%  03/15/2020            54,563        52,361
DaimlerChrysler Auto Trust, Ser. 2000-A, Class A3                             7.090%  12/06/2003           225,000       224,122
Discover Card Master Trust I, Ser. 1999-3, Class A (FRN)                      6.240%  09/15/2004           205,000       204,977
Discover Card Master Trust I, Ser. 1999-4, Class A                            5.650%  11/16/2004           225,000       217,598


                                     7

SAMCO FUNDS, INC.

SAMCO INTERMEDIATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                             COUPON
APRIL 30, 2000                                                                RATE     MATURITY       PAR/FACE      VALUE (a)
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)
Ford Credit Auto Owner Trust, Ser. 2000-A, Class A4                           7.090%  11/17/2003     $  390,000      $     388,659
Olympic Automobile Receivables Trust, Ser. 1996-D, Class A5                   6.250%  11/15/2004         260,000           257,798
Olympic Automobile Receivables Trust, Ser. 1997-A, Class A5                   6.800%  02/15/2005         170,000           169,266
Pemex Finance Ltd., Ser. 2000-1, Class A1 (144A)                              9.030%  02/15/2011          35,000            35,654
UCFC Home Equity Loan, Ser. 1997-A1, Class A6                                 7.435%  11/15/2024         170,000           168,176
UCFC Home Equity Loan, Ser. 1997-C, Class A5                                  6.880%  09/15/2022         135,000           132,106
UCFC Home Equity Loan, Ser. 1997-D, Class A5                                  6.755%  11/15/2023          85,000            81,710
Union Acceptance Corp., Ser.1999-D, Class A2                                  6.450%  01/08/2003          75,000            74,853
WFS Financial Owner Trust, Ser. 1999-C, Class A2                              6.920%  01/20/2004         180,000           178,848
                                                                                                                       -----------
  TOTAL ASSET-BACKED SECURITIES (COST - $3,108,076)                                                                      3,082,529
                                                                                                                       -----------
SHORT-TERM INVESTMENTS: 6.1%
Investors Bank & Trust Company Repurchase Agreement,
  in the amount of $420,762; Issued 04/28/2000 (collateralized by $420,502 par of FNMA - ARM, 7.495% due 10/01/2024
  with a market value of $441,659)                                            4.940%  05/01/2000         420,589           420,589
U.S. Treasury Bill*                                                           5.792%  06/29/2000         200,000           197,271
U.S. Treasury Bill*                                                           6.040%  09/28/2000          40,000            38,840
                                                                                                                       -----------
  TOTAL SHORT-TERM INVESTMENTS (COST - $656,700)                                                                           656,700
                                                                                                                       -----------

TOTAL INVESTMENTS: 101.4%  (COST - $11,012,676)                                                                         10,908,757

LIABILITIES, NET OF OTHER ASSETS:  (1.4%)                                                                                 (151,035)
                                                                                                                       -----------

NET ASSETS: 100%
Applicable to 1,100,898 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                                                       $ 10,757,722
                                                                                                                       ===========

Net Assets Value, Offering and Redemption Price Per Share                                                             $       9.77
                                                                                                                       ===========

SUMMARY OF ABBREVIATIONS
*       Coupon rate shown represents yield to maturity at date of purchase.
(a)     See note 2 to the Financial Statements
(b) Coupon rate shown represents current rate. Rate will increase by 2.00% on 09/30/2012.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2000, the aggregate value of the securities is $945,734 or 8.8% of the net assets.
ARM     Adjustable Rate Mortgage
FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
FRN     Floating Rate Note
MTN     Medium-Term Note
REIT    Real Estate Investment Trust


See Notes to the Financial Statements.     8

SAMCO FUNDS, INC.


STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2000
-----------------------------------------------------------------------------------------------------

                                                                     Aggregate         Intermediate
                                                                   Fixed Income        Fixed Income
                                                                       Fund                Fund
                                                                 ----------------    ----------------
ASSETS
Investments, at value (a) (Note 2 and 5)                              $ 72,682,478       $ 10,908,757
Receivable for securities sold                                           6,401,239            342,006
Interest receivable                                                        564,770            128,511
Receivable from Investment Adviser                                               -             35,610
Deferred organization costs                                                 51,064                  -
Miscellaneous receivable                                                     7,632                  -
                                                                      ------------       ------------
        Total assets                                                    79,707,183         11,414,884
                                                                      ------------       ------------

LIABILITIES

Payable for securities purchased                                        23,045,645            559,478
Payable for capital shares redeemed                                         13,182                  -
Dividends payable                                                           18,994             60,219
Payable to Investment Adviser                                               31,976                  -
Accrued expenses and other liabilities                                      30,727             37,465
                                                                      ------------       ------------
        Total liabilities                                               23,140,524            657,162
                                                                      ------------       ------------

NET ASSETS                                                            $ 56,566,659       $ 10,757,722
                                                                      ============       ============

SHARES OUTSTANDING                                                       5,992,268          1,100,898
                                                                      ============       ============

NET ASSET VALUE PER SHARE                                             $       9.44       $       9.77
                                                                      ============       ============

COMPOSITION OF NET ASSETS
Paid-in capital                                                       $ 60,095,844       $ 11,008,982
Accumulated undistributed net investment income                             88,797              9,712
Net accumulated realized loss on investments                           (2,986,732)          (157,053)
Net unrealized depreciation on investments                               (631,250)          (103,919)
                                                                      ------------       ------------
     Net assets applicable to capital stock outstanding               $ 56,566,659       $ 10,757,722
                                                                      ============       ============

(a) Cost of investments                                               $ 73,313,728       $ 11,012,676

-----------------------------------------------------------------------------------------------------

   See Notes to the Financial Statements

SAMCO FUNDS, INC.

STATEMENTS OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED APRIL 30, 2000
-----------------------------------------------------------------------------------------------------------------

                                                                            Aggregate            Intermediate
                                                                          Fixed Income           Fixed Income
                                                                              Fund                   Fund
                                                                        ------------------    -------------------
INVESTMENT INCOME
Dividend income                                                          $         87,495      $           2,372
Interest income                                                                 1,863,305                371,843
                                                                        ------------------    -------------------
        Total income                                                            1,950,800                374,215
                                                                        ------------------    -------------------
EXPENSES
Investment advisory fees (Note 3)                                                  69,289                 13,354
Custodian fees                                                                     23,746                  6,755
Administration fees (Note 3)                                                       20,960                  4,041
Audit fees                                                                         11,803                  8,361
Amortization of organizational costs                                                9,389                      -
Legal fees                                                                          9,292                  1,800
Directors fees and expenses                                                         6,797                  1,318
State registration filing fees                                                      2,471                    479
Insurance expense                                                                   6,055                  1,174
Transfer agent fees                                                                 1,487                    182
Miscellaneous fees and expenses                                                       705                    120
                                                                        ------------------    -------------------
        Total operating expenses                                                  161,994                 37,584
        Waiver of investment advisory fees and
            reimbursement of other expenses                                      (37,313)               (13,551)
                                                                        ------------------    -------------------
        Net expenses                                                              124,681                 24,033
                                                                        ------------------    -------------------
Net investment income                                                           1,826,119                350,182
                                                                        ------------------    -------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments                                              (1,102,572)               (80,660)
Net change in unrealized appreciation (depreciation) on investments             (245,283)               (89,851)
                                                                        ------------------    -------------------
        Net realized and unrealized loss on investments                       (1,347,855)              (170,511)
                                                                        ------------------    -------------------
Net increase in net assets resulting from operations                     $       478,264       $        179,671
                                                                        ==================    ===================

-----------------------------------------------------------------------------------------------------------------



    See Notes to the Financial Statements

SAMCO FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                            Aggregate Fixed Income Fund          Intermediate Fixed Income Fund
                                                      ------------------------------------- ----------------------------------------
                                                       SIX MONTHS ENDED                      SIX MONTHS ENDED   FOR THE PERIOD FROM
                                                        APRIL 30, 2000       YEAR ENDED       APRIL 30, 2000       JUNE 30, 1999*
                                                         (UNAUDITED)      OCTOBER 31, 1999     (UNAUDITED)      TO OCTOBER 31, 1999
                                                      ------------------ ------------------ ------------------ ---------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income                                  $     1,826,119    $     2,773,279    $       350,182    $          219,337
Net realized loss from investments                          (1,102,572)        (1,848,785)           (80,660)              (76,393)
Net change in unrealized depreciation
      on investments                                          (245,283)          (474,264)           (89,851)              (14,068)
                                                      -----------------  -----------------  -----------------  --------------------
Net increase in net assets resulting from operations           478,264            450,230            179,671               128,876
                                                      -----------------  -----------------  -----------------  --------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                  (1,816,451)        (2,731,435)          (348,214)             (211,593)
From net realized gains on investments                               -           (508,624)                 -                     -
                                                      -----------------  -----------------  -----------------  --------------------
Total distributions to shareholders                         (1,816,451)        (3,240,059)          (348,214)             (211,593)

CAPITAL SHARE TRANSACTIONS (NOTE 6)                          1,619,821         15,176,143                  -            11,008,982
                                                      -----------------  -----------------  -----------------  --------------------

Total increase (decrease) in net assets                        281,634         12,386,314          (168,543)            10,926,265

NET ASSETS
Beginning of period                                         56,285,025         43,898,711         10,926,265                     -
                                                      -----------------  -----------------  -----------------  --------------------
End of period                                          $    56,566,659    $    56,285,025    $    10,757,722    $       10,926,265
                                                      -----------------  -----------------  -----------------  --------------------

UNDISTRIBUTED NET INVESTMENT INCOME, END OF PERIOD     $        88,797    $        79,129    $         9,712    $            7,744
                                                      =================  =================  =================  ====================

------------------------------------------------------------------------------------------------------------------------------------

*   Commencement of investment operations

    See Notes to the Financial Statements

SAMCO FUNDS, INC.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------


                                                                              Aggregate Fixed Income Fund
                                                            --------------------------------------------------------------------
                                                             SIX MONTHS ENDED                              FOR THE PERIOD FROM
                                                              APRIL 30, 2000            YEAR ENDED          DECEMBER 30, 1997*
                                                               (UNAUDITED)           OCTOBER 31, 1999      TO OCTOBER 31, 1998
                                                            ------------------      ------------------   -----------------------
Net asset value, beginning of period                                    $9.67                  $10.26                    $10.00
                                                            ------------------      ------------------   -----------------------

INVESTMENT OPERATIONS
Net investment income                                                    0.31                    0.56                      0.21

Net realized and unrealized gain (loss) on investments                 (0.23)                  (0.48)                      0.46
                                                            ------------------      ------------------   -----------------------

      Total increase from investment operations                          0.08                    0.08                      0.67
                                                            ------------------      ------------------   -----------------------

DISTRIBUTIONS
From net investment income                                             (0.31)                  (0.56)                     (0.41)
From net realized gains on investments                                     -                   (0.11)                         -
                                                            ------------------      ------------------   -----------------------
        Total distributions                                            (0.31)                  (0.67)                    (0.41)
                                                            ------------------      ------------------   -----------------------

Net asset value, end of period                                          $9.44                   $9.67                    $10.26
                                                            ==================      ==================   =======================
TOTAL RETURN (BASED ON NET ASSET VALUE) (a)                             0.83% (b)               0.80%                     6.87% (b)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                                     $56,567                 $56,285                   $43,899

Ratio of net expenses to average net assets                             0.45% (c)               0.45%                     0.45% (c)

Ratio of expenses to average net assets (before expense
      waivers and reimbursement of other expenses)                      0.58% (c)               0.71%                     1.03% (c)

Ratio of net investment income to average net assets                    6.59% (c)               5.78%                     5.17% (c)

Portfolio turnover rate                                                  236% (b)                562%                      478% (b)

-----------------------------------------------------------------------------------------------------------------------------------

(a) Total return would have been lower had certain expenses not been waived or reimbursed
(b) Not Annualized
(c) Annualized
 *  Commencement of investment operations

    See Notes to the Financial Statements

SAMCO FUNDS, INC.

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------


                                                                           Intermediate Fixed Income Fund
                                                                   ----------------------------------------------
                                                                    SIX MONTHS ENDED         FOR THE PERIOD FROM
                                                                     APRIL 30, 2000             JUNE 30, 1999*
                                                                      (UNAUDITED)            TO OCTOBER 31, 1999
                                                                   ------------------       ---------------------
Net asset value, beginning of period                                           $9.92                      $10.00
                                                                   ------------------       ---------------------

INVESTMENT OPERATIONS
Net investment income                                                           0.32                        0.20

Net realized and unrealized loss on investments                                (0.15)                      (0.09)
                                                                   ------------------       ---------------------

      Total increase from investment operations                                 0.17                        0.11
                                                                   ------------------       ---------------------

DISTRIBUTIONS
From net investment income                                                     (0.32)                      (0.19)
                                                                   ------------------       ---------------------
        Total distributions                                                    (0.32)                      (0.19)
                                                                   ------------------       ---------------------

Net asset value, end of period                                                 $9.77                       $9.92
                                                                   ==================       =====================

TOTAL RETURN (BASED ON NET ASSET VALUE) (a)                                    1.70% (b)                   1.13% (b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                                            $10,758                     $10,926

Ratio of net expenses to average net assets                                    0.45% (c)                   0.45% (c)

Ratio of expenses to average net assets (before expense waivers
      and reimbursement of other expenses)                                     0.70% (c)                   1.81% (c)

Ratio of net investment income to average net assets                           6.56% (c)                   5.93% (c)

Portfolio turnover rate                                                         198% (b)                    117% (b)

--------------------------------------------------------------------------------------------------------------------

(a) Total return would have been lower had certain expenses not been waived or reimbursed
(b) Not Annualized
(c) Annualized
 *  Commencement of investment operations

      See Notes to the Financial Statements

SAMCO FUNDS, INC.

APRIL 30, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION

SAMCO Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 4, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund currently has two active portfolios, the SAMCO Aggregate Fixed Income Fund (the "Aggregate Fixed Income Fund") which commenced operations on December 30, 1997, and the SAMCO Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund") which commenced operations on June 30, 1999. (each a "Portfolio", collectively, the "Portfolios"). Prior to June 10, 1999, the Aggregate Fixed Income Fund was named the SAMCO Fixed Income Portfolio. The unamortized balance of organizational expenses at April 30, 2000 for the Aggregate Fixed Income Fund was $51,064. In the event that any of the initial 10,000 shares (the "Initial Shares") purchased by Seix Investment Advisors Inc. (the "Investment Adviser") are redeemed during the amortization period, the Aggregate Fixed Income Fund will be reimbursed by the Investment Adviser for any remaining unamortized costs in the same proportion as the number of Initial Shares redeemed bears to the total number of Initial Shares outstanding at the time of the redemption.


INVESTMENT OBJECTIVE

The Aggregate Fixed Income Fund is designed to provide investors with a total return, which consistently exceeds the total return of the broad U.S. investment grade bond market. Performance is measured against the Lehman Brothers Aggregate Bond Index. The Intermediate Fixed Income Fund is designed to provide investors with a total return, which consistently exceeds the total return of the intermediate portion of the broad U.S. investment grade bond market. Performance is measured against the Lehman Brothers Intermediate Government/Corporate Index.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of the Fund are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION

All investments are valued daily at their market price, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Short-term securities purchased with sixty days or less remaining to maturity are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS

Securities transactions are recorded on a trade date basis. The Portfolios use the specific identification method for determining gain or loss on sales of securities.

INCOME

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Portfolios accrete discounts or amortize premiums using the yield-to-maturity method on a daily basis, except for securities having a maturity date of less than sixty days at the time of acquisition. Such securities are amortized on a straight-line basis.

SAMCO FUNDS, INC.

APRIL 30, 2000
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAX

There is no provision for Federal income or excise tax since the Portfolios intend to qualify as regulated investment companies ("RICs") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of their taxable income.

DIVIDENDS TO SHAREHOLDERS

It is the policy of the Portfolios to declare and pay dividends from net investment income monthly. Dividends from net short-term capital gains and net long-term capital gains, if any, are normally declared and paid annually, but the Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Income and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment, temporary differences do not require such reclassification.

OPERATING EXPENSES

Expenses are recorded on an accrual basis. Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of both portfolios or on another reasonable basis.

ORGANIZATION EXPENSES

The costs incurred by the Fund in connection with the organization and initial registration of shares are being amortized on a straight-line basis by the Aggregate Fixed Income Fund over a sixty-month period beginning with the commencement of its investment operations on December 30, 1997. On October 29, 1997, the Investment Adviser purchased 10,000 shares of common stock of the Fund for an aggregate purchase price of $100,000.

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER

The Fund's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, each Portfolio pays the Investment Adviser a monthly fee at an annual rate of 0.25% of its average daily net assets.

The Investment Adviser has voluntarily agreed to limit the total expenses of the Aggregate Fixed Income Fund and the Intermediate Fixed Income Fund (excluding interest, taxes, brokerage and extraordinary expenses) to annual rates of 0.45% of their average daily net assets. During the period ended April 30, 2000, the Investment Adviser voluntarily waived $37,313 and $13,354 of advisory fees, and reimbursed $0 and $197 for other expenses which are due from the Investment Adviser, for the Aggregate Fixed Income Fund and the Intermediate Fixed Income Fund, respectively.

ADMINISTRATOR

Pursuant to its Administration Agreement, Investors Bank & Trust Company (the "Administrator"), earns a fee for providing fund administration services to the Portfolios. Under this agreement, the Fund incurred $25,001 in administration fees for the six months ended April 30, 2000.

SAMCO FUNDS, INC.

APRIL 30, 2000
--------------------------------------------------------------------------------

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

DIRECTORS

Directors' fees of $6,712 and $1,288 were paid by the Aggregate Fixed Income Fund and the Intermediate Fixed Income Fund, respectively, for the six months ended April 30, 2000 to Directors who are not employees of the Investment Adviser. Directors who are not employees of the Investment Adviser received an annual retainer of $2,000, payable quarterly and $1,000 per meeting attended.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments, other than short-term investments, for the period ended April 30, 2000 were as follows:

                                      PURCHASES                                       SALES
                       ----------------------------------------     ------------------------------------------
     PORTFOLIO           U.S. GOVERNMENT     OTHER SECURITIES         U.S. GOVERNMENT       OTHER SECURITIES
--------------------------------------------------------------------------------------------------------------
Aggregate Fixed
  Income Fund             $128,676,383          $40,954,496             $116,678,234           $40,562,689
Intermediate Fixed
    Income Fund           $ 13,129,670          $ 7,473,217             $ 13,326,209           $ 7,281,751


The components of net unrealized depreciation of investments are substantially the same for book and federal tax purposes at April 30, 2000 for the Portfolios and are as follows:

                                                                                                COST FOR FEDERAL
       PORTFOLIO             APPRECIATION           DEPRECIATION         NET DEPRECIATION         TAX PURPOSES
--------------------------------------------------------------------------------------------------------------------
Aggregate Fixed
  Income Fund                  $103,305              ($734,555)             ($631,250)             $73,313,728
Intermediate Fixed
    Income Fund                $ 14,963              ($118,882)             ($103,919)             $11,012,676


5. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Portfolios and repurchase such securities from the Portfolios at a mutually agreed upon price and date.

The Portfolios will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolios will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock for the Aggregate Fixed Income Fund were as follows for the periods indicated:

                                      SIX MONTHS ENDED                            YEAR ENDED
                                       APRIL 30, 2000                          OCTOBER 31, 1999
                                       --------------                          ----------------

                                 SHARES               AMOUNT               SHARES             AMOUNT
                            -----------------------------------------------------------------------------
   Shares Sold                     6,910            $   65,754            1,789,540        $ 17,634,566
   Shares Reinvested             177,832             1,692,086              299,470           2,969,916
   Shares Redeemed               (14,466)             (138,019)            (547,552)         (5,428,339)
                            -----------------------------------------------------------------------------
        Net Increase             170,276            $1,619,821            1,541,458        $ 15,176,143
                            =============================================================================

Transactions in capital stock for the Intermediate Fixed Income Fund were as follows for the periods indicated:

                                                                              FOR THE PERIOD FROM
                                      SIX MONTHS ENDED                         JUNE 30, 1999* TO
                                       APRIL 30, 2000                           OCTOBER 31, 1999
                                       --------------                           ----------------

                                 SHARES               AMOUNT               SHARES             AMOUNT
                            -----------------------------------------------------------------------------
   Shares Sold                         -            $       -            1,100,898        $ 11,008,982
   Shares Reinvested                   -                    -                    -                   -
   Shares Redeemed                     -                    -                    -                   -
                            -----------------------------------------------------------------------------
        NET INCREASE                   -            $       -            1,100,898        $ 11,008,982
                            =============================================================================

* Commencement of investment operations



--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

CHANGE IN AUDITOR

For the fiscal year ended October 31, 1999 and for previous years, Ernst & Young LLP ("E&Y) served as independent auditor for SAMCO Funds, Inc. (the "Fund"). On December 15, 1999 the Board of Directors and the Audit Committee of the Fund approved a change in the independent auditor by selecting Deloitte & Touche LLP ("D &T") as independent auditor for the Fund for the fiscal year ended October 31, 2000. The Board's selection of D&T did not result from any dispute between the Fund and E&Y, and E&Y's reports for the last two fiscal years did not contain any adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the two fiscal years ended October 31, 1999 and during the period prior to the selection of D&T, there was no disagreement between E&Y and the Fund on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure. During the two fiscal years ended October 31, 1999 and during the period prior to the selection of D&T, there were no reportable events as defined by Item 304(a) (1) (v) of Regulation S-K and the Fund has not consulted D&T regarding any matter defined in Item 304 (a) (2) of Regulation S-K prior to their engagement.

SAMCO FUNDS, INC.

OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION
APRIL 30, 2000
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS                   INVESTMENT ADVISER

Christina Seix                           Seix Investment Advisors Inc.
CHAIRMAN AND DIRECTOR                    300 Tice Blvd.
    OF THE FUND                          Woodcliff Lake,  NJ  07675

John G. Talty                            DISTRIBUTOR
PRESIDENT AND DIRECTOR
    OF THE FUND                          First Fund Distributors, Inc.
                                         4455 East Camelback Road
C. Alan MacDonald                        Suite 261E
DIRECTOR OF THE FUND                     Phoenix, AZ 85018

John E. Manley, Sr.                      ADMINISTRATOR, CUSTODIAN AND FUND
DIRECTOR OF THE FUND                     ACCOUNTING AGENT

John R. O'Brien                          Investors Bank & Trust Company
DIRECTOR OF THE FUND                     P.O. Box 9130
                                         Boston, MA  02117

Peter J. Bourke
DIRECTOR OF THE FUND                     TRANSFER AND DIVIDEND DISBURSING AGENT

William E. Vastardis                     Investors Bank & Trust Company
TREASURER OF THE FUND                    P.O. Box 9130
                                         Boston, MA  02117

Timothy F. Osborne
ASSISTANT TREASURER                      LEGAL COUNSEL
    OF THE FUND
                                         Dechert Price & Rhoads
Cynthia Surprise                         1500 K Street, N.W.
SECRETARY OF THE FUND                    Washington, D.C.  20005-1208

Sandra I. Madden                         INDEPENDENT AUDITORS
ASSISTANT SECRETARY
    OF THE FUND                          Deloitte & Touche LLP
                                         Two World Financial Center
                                         New York, NY 10281